CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Accretion	$ 91,000	$ 98,000
Administrative compensation	4,805,000	3,340,000
Communications	2,800,000	1,598,000
Consulting	801,000	2,849,000
Depreciation	289,000	320,000
Exploration and evaluation	91,602,000	107,452,000
Flow-through share premium recovery	(13,326,000)	(12,890,000)
Gain on sale of royalty	(9,463,000)
(Gain) loss on marketable securities	(1,007,000)	52,000
Insurance	1,922,000	717,000
Interest income	(361,000)	(228,000)
Office and administration	1,363,000	938,000
Professional fees	1,502,000	1,683,000
Share-based payments	7,387,000	10,950,000
Transfer agent and listing fees	485,000	688,000
Loss and comprehensive loss for the year	$ (88,890,000)	$ (117,567,000)
Loss per share - basic	$ (1.26)	$ (1.97)
Loss per share - diluted	$ (1.26)	$ (1.97)
Weighted average number of common shares outstanding - basic	70,348,528	59,819,146
Weighted average number of common shares outstanding - diluted	70,348,528	59,819,146